CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Total	Ordinary Shares US [Member]	Share Based Payments Reserve [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Losses [Member]
Balance at Jun. 30, 2018	$ 6,067,514	$ 40,483,348	$ 1,897,391	$ 68,917	$ (36,382,142)
Net loss for the year	(3,921,521)	0	0	0	(3,921,521)
Exchange differences arising on translation of foreign operations	(353,936)	0	0	(353,936)	0
Total comprehensive loss for the period	(4,275,457)	0	0	(353,936)	(3,921,521)
Share placement	8,560,221	8,560,221	0	0	0
Share issue costs	(505,490)	(505,490)	0	0	0
Conversion of employee rights	0	27,829	(27,829)	0	0
Share based payments	337,118	0	337,118	0	0
Balances at Dec. 31, 2018	10,183,906	48,565,908	2,206,680	(285,019)	(40,303,663)
Balance (Previously Stated [Member]) at Jun. 30, 2019	4,639,074	48,853,707	2,287,301	(297,166)	(46,204,768)
Balance (Effect of Adoption of AASB 16 [Member]) at Jun. 30, 2019	(13,009)	0	0	0	(13,009)
Balance (Restated [Member]) at Jun. 30, 2019	4,626,065	48,853,707	2,287,301	(297,166)	(46,217,777)
Balance at Jun. 30, 2019	4,639,074
Net loss for the year	(3,475,979)	0	0	0	(3,475,979)
Exchange differences arising on translation of foreign operations	(10,521)	0	0	(10,521)	0
Total comprehensive loss for the period	(3,486,500)	0	0	(10,521)	(3,475,979)
Share placement	14,557,710	14,557,710	0	0	0
Share issue costs	(689,009)	(689,009)	0	0	0
Exercise of incentive options	0	706,570	(706,570)	0	0
Expiration of incentive options	0	0	(273,935)	0	273,935
Share based payments	99,137	0	99,137	0	0
Balances at Dec. 31, 2019	$ 15,107,403	$ 63,428,978	$ 1,405,933	$ (307,687)	$ (49,419,821)